Supplement to the

Fidelity® Advisor Real Estate Fund

A Fund of Fidelity Advisor Series VII

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

October 27, 2006

The following information replaces similar information found in the "Fund Holdings Information" section on page 38.

The fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

ARE/AREIB-07-01 June 29, 2007
1.777595.106

Supplement to the

Fidelity Advisor Focus Funds®

Fidelity® Advisor Biotechnology Fund,
Fidelity Advisor Communications Equipment Fund (formerly Fidelity Advisor Developing Communications Fund),
Fidelity Advisor Consumer Discretionary Fund (formerly Fidelity Advisor Consumer Industries Fund),
Fidelity Advisor Electronics Fund,
Fidelity Advisor Energy Fund (formerly Fidelity Advisor Natural Resources Fund),
Fidelity Advisor Financial Services Fund,
Fidelity Advisor Health Care Fund,
Fidelity Advisor Industrials Fund (formerly Fidelity Advisor Cyclical Industries Fund),
Fidelity Advisor Technology Fund,
Fidelity Advisor Utilities Fund (formerly Fidelity Advisor Telecommunications & Utilities Growth Fund)

Funds of Fidelity Advisor Series VII
Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2006

John Harris has replaced Martin Zinny as the portfolio manager of Advisor Consumer Discretionary. All references to Martin Zinny with respect to management of Advisor Consumer Discretionary are removed from the "Management Contracts" section.

The following information supplements the similar information found in the "Management Contracts" section on page 41.

Sector Fund Manager	Fund(s)
John Harris	Advisor Consumer Discretionary

The following information supplements the similar information found in the "Management Contracts" section on page 44.

The following table provides information relating to other accounts managed by Mr. Harris as of April 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 921	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Consumer Discretionary ($63 (in millions) assets managed).

Christopher Lee and Paul Jackson have replaced James Morrow as the portfolio managers of Advisor Electronics. All references to James Morrow with respect to management of Advisor Electronics are removed from the "Management Contracts" section.

The following information supplements the similar information found in the "Management Contracts" section beginning on page 41.

Sector Fund Manager	Fund(s)
Christopher Lee	Advisor Electronics
Paul Jackson	Advisor Electronics

Christopher Lee and Paul Jackson are research analysts and co-portfolio managers of Advisor Electronics. Research analysts who also manage sector funds, such as the fund, are referred to as sector fund managers. Each sector fund manager receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of February 28, 2007, each sector fund manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each sector fund manager's compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

AFOC/AFOCIB-07-03 June 29, 2007
1.480127.126

Each sector fund manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of each sector fund manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the sector fund manager's designated sector team. The pre-tax investment performance of each sector fund manager's fund(s) and account(s) is weighted according to the sector fund manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager's tenure, but that eventually encompasses rolling periods of up to five years. The portion of each sector fund manager's bonus that is linked to the investment performance of Advisor Electronics is based on the pre-tax investment performance of the fund's assets he manages measured against the MSCI US Investable Market Semiconductors & Semiconductor Equipment Index. Each sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, sector fund managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

A sector fund manager's compensation plan may give rise to potential conflicts of interest. A sector fund manager's base pay and bonus opportunity tend to increase with the sector fund manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a sector fund manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that a sector fund manager's responsibilities as a portfolio manager of a sector fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following information supplements the similar information found in the "Management Contracts" section on page 43.

The following table provides information relating to other accounts managed by Mr. Lee as of February 28, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	none	$ 1,616	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Advisor Electronics managed by Mr. Lee ($26 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Jackson as of February 28, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	none	$ 346	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Advisor Electronics managed by Mr. Jackson ($4 (in millions) assets managed).

Brian Younger and Richard Manuel have replaced Charles Hebard as the portfolio managers of Advisor Financial Services. All references to Charles Hebard with respect to management of Advisor Financial Services are removed from the "Management Contracts" section.

The following information supplements the similar information found in the "Management Contracts" section on page 41.

Sector Fund Manager	Fund(s)
Brian Younger	Advisor Financial Services
Richard Manuel	Advisor Financial Services

The following information supplements the similar information found in the "Management Contracts" section on page 44.

The following table provides information relating to other accounts managed by Mr. Manuel as of February 28, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,693	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Financial Services ($388 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Younger as of February 28, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 3,565	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Financial Services ($388 (in millions) assets managed).

Matthew Sabel has replaced Aaron Cooper as the portfolio manager of Advisor Health Care. All references to Aaron Cooper with respect to management of Advisor Health Care are removed from the "Management Contracts" section.

The following information supplements the similar information found in the "Management Contracts" section on page 41.

Sector Fund Manager	Fund(s)
Matthew Sabel	Advisor Health Care

The following information supplements the similar information found in the "Management Contracts" section on page 44.

The following table provides information relating to other accounts managed by Mr. Sabel as of May 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 4,509	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Health Care ($723 (in millions) assets managed).

Tobias Welo has replaced Chris Bartel as the portfolio manager of Advisor Industrials. All references to Chris Bartel with respect to management of Advisor Industrials are removed from the "Management Contracts" section.

The following information supplements the similar information found in the "Management Contracts" section on page 41.

Sector Fund Manager	Fund(s)
Tobias Welo	Advisor Industrials

The following information supplements the similar information found in the "Management Contracts" section on page 44.

The following table provides information relating to other accounts managed by Mr. Welo as of January 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,197	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Industrials ($310 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section on page 44.

Sector Fund Manager	Fund(s)	Dollar Range of Shares as of April 30, 2007
John Harris	Advisor Consumer Discretionary	none
Sector Fund Manager	Fund(s)	Dollar Range of Shares as of February 28, 2007
Christopher Lee	Advisor Electronics	none
Paul Jackson	Advisor Electronics	none
Richard Manuel	Advisor Financial Services	none
Brian Younger	Advisor Financial Services	none
Sector Fund Manager	Fund(s)	Dollar Range of Shares as of January 31, 2007
Tobias Welo	Advisor Industrials	none
Sector Fund Manager	Fund(s)	Dollar Range of Shares as of May 31, 2007
Matthew Sabel	Advisor Health Care	none